Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2025 Portfolio℠
March 31, 2023
VIPF2025-NPRT1-0523
1.830299.117
Domestic Equity Funds - 27.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	395,949	16,261,644
VIP Equity-Income Portfolio Initial Class (a)	560,593	13,280,438
VIP Growth & Income Portfolio Initial Class (a)	721,948	18,128,107
VIP Growth Portfolio Initial Class (a)	339,120	26,556,468
VIP Mid Cap Portfolio Initial Class (a)	125,406	4,228,680
VIP Value Portfolio Initial Class (a)	562,732	9,527,048
VIP Value Strategies Portfolio Initial Class (a)	326,758	4,751,055
TOTAL DOMESTIC EQUITY FUNDS (Cost $67,122,851)		92,733,440

International Equity Funds - 25.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,925,901	30,019,746
VIP Overseas Portfolio Initial Class (a)	2,411,147	57,674,641
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $76,980,597)		87,694,387

Bond Funds - 46.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,159,980	38,812,615
Fidelity International Bond Index Fund (a)	1,245,540	11,259,684
Fidelity Long-Term Treasury Bond Index Fund (a)	1,602,313	17,224,867
VIP High Income Portfolio Initial Class (a)	1,240,666	5,620,216
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,754,303	83,953,763
TOTAL BOND FUNDS (Cost $167,369,771)		156,871,145

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $3,390,023)	3,390,023	3,390,023

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $314,863,242)	340,688,995
NET OTHER ASSETS (LIABILITIES) - 0.0%	(32,688)
NET ASSETS - 100.0%	340,656,307

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	36,511,027	3,848,020	2,794,042	3,572	(156,618)	1,404,228	38,812,615
Fidelity International Bond Index Fund	10,731,106	1,115,367	863,025	-	(23,093)	299,329	11,259,684
Fidelity Long-Term Treasury Bond Index Fund	17,712,275	1,474,244	3,036,900	131,746	(504,835)	1,580,083	17,224,867
VIP Contrafund Portfolio Initial Class	15,077,751	1,328,568	1,396,416	142,325	986	1,250,755	16,261,644
VIP Emerging Markets Portfolio Initial Class	32,281,998	3,288,916	7,056,615	52,885	(631,762)	2,137,209	30,019,746
VIP Equity-Income Portfolio Initial Class	13,510,784	1,038,555	1,371,982	-	43,815	59,266	13,280,438
VIP Government Money Market Portfolio Initial Class 4.62%	2,318,777	3,455,488	2,384,242	21,798	-	-	3,390,023
VIP Growth & Income Portfolio Initial Class	17,483,246	1,788,916	1,962,540	62,634	32,846	785,639	18,128,107
VIP Growth Portfolio Initial Class	23,679,396	2,903,453	2,262,538	157,529	(36,873)	2,273,030	26,556,468
VIP High Income Portfolio Initial Class	5,371,623	514,381	414,024	3,583	(10,152)	158,388	5,620,216
VIP Investment Grade Bond II Portfolio - Initial Class	75,863,833	11,218,960	5,584,407	24,275	(12,103)	2,467,480	83,953,763
VIP Mid Cap Portfolio Initial Class	4,216,413	342,741	475,762	9,628	(5,514)	150,802	4,228,680
VIP Overseas Portfolio Initial Class	54,540,086	4,049,219	6,508,509	-	(613,896)	6,207,741	57,674,641
VIP Value Portfolio Initial Class	9,741,854	749,501	1,141,745	-	171,973	5,465	9,527,048
VIP Value Strategies Portfolio Initial Class	4,828,725	420,130	591,281	11,294	82,474	11,007	4,751,055
	323,868,894	37,536,459	37,844,028	621,269	(1,662,752)	18,790,422	340,688,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.